Costs and expenses by nature (Details) - Cost Of Sale [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services (1)	$ (5,700)	$ (5,251)	$ (10,960)	$ (10,350)
Acquisitions (including imports)	(3,622)	(3,552)	(7,048)	(7,131)
Crude oil	(2,553)	(1,766)	(4,715)	(3,882)
Oil products	(800)	(1,586)	(1,905)	(2,775)
Natural gas	(269)	(200)	(428)	(474)
Third-party services and others	(2,078)	(1,699)	(3,912)	(3,219)
Depreciation, depletion and amortization	(3,543)	(3,004)	(6,900)	(5,517)
Production taxes	(4,607)	(2,555)	(8,063)	(5,358)
Employee compensation	(515)	(431)	(1,036)	(830)
Inventory turnover	251	216	650	345
Total	$ (14,114)	$ (11,025)	$ (26,309)	$ (21,710)